Net Revenue - Disclosure of Net Revenue (Detail) - ARS ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Sales of goods	$ 26,562,884,939	$ 24,428,156,360	$ 19,156,011,665
Domestic market	26,549,183,632	24,421,046,495	19,150,390,183
External customers	13,701,307	7,109,865	5,621,482
Services rendered	1,501,523,693	1,590,351,169	1,166,644,033
(-) Bonus / Discounts	(1,257,477,108)	(1,179,894,646)	(988,266,581)
Total	$ 26,806,931,524	$ 24,838,612,883	$ 19,334,389,117